Net Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expenses [Line Items]
Interest on debt	$ 158	$ 161	$ 184
Interest on exchangeable securities	34	20	0
Interest income	(10)	(13)	(11)
Capitalized interest	(8)	(6)	(2)
Loss on redemption of bonds (Note 24)	0	0	24
Interest expense on lease liabilities	8	4	3
Credit facility fees, bank charges and other interest	18	15	13
Tax shield on tax equity financing	1	(35)	0
Interest on Line Loss Rule Proceeding	5	0	0
Other	2	10	15
Accretion of provisions	30	23	24
Net interest expense	238	179	250
Project level financing that is no longer practicable
Analysis of income and expenses [Line Items]
Net interest expense			(5)
IFRS 15
Analysis of income and expenses [Line Items]
Net interest expense	$ 0	$ (5)	$ (7)